N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Pruco Life of New Jersey Flexible Premium Variable Annuity Account
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 6 years after the date of each Purchase Payment. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.

For more information on surrender charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges	None.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.20%(1)	1.30%(1)
	Investment options (Portfolio fees and expenses)	0.57%	1.26%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	None.	None.
(1) Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$1,912	$2,611
	Assumes:	Assumes:
· Investment of $100,000 · 5% annual appreciation · Least expensive Portfolio fees and expenses · No optional benefits · No sales charges · No subsequent Purchase Payments, transfers or withdrawals
·   Investment of $100,000
·   5% annual appreciation
·   Most expensive combination of optional benefits and Portfolio fees and expenses
·   No sales charges
·   No subsequent Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the "Fee Table" section of this prospectus.

Charges for Early Withdrawals [Text Block]	If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 6 years after the date of each Purchase Payment. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.For more information on surrender charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]	None.
Ongoing Fees and Expenses [Table Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 6 years after the date of each Purchase Payment. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.

For more information on surrender charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges	None.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.20%(1)	1.30%(1)
	Investment options (Portfolio fees and expenses)	0.57%	1.26%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	None.	None.
(1) Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$1,912	$2,611
	Assumes:	Assumes:
· Investment of $100,000 · 5% annual appreciation · Least expensive Portfolio fees and expenses · No optional benefits · No sales charges · No subsequent Purchase Payments, transfers or withdrawals
·   Investment of $100,000
·   5% annual appreciation
·   Most expensive combination of optional benefits and Portfolio fees and expenses
·   No sales charges
·   No subsequent Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the "Fee Table" section of this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	(1) Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.
Investment Options (of Other Amount) Minimum [Percent]	0.57%
Investment Options (of Other Amount) Maximum [Percent]	1.26%
Lowest and Highest Annual Cost [Table Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 6 years after the date of each Purchase Payment. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.

For more information on surrender charges, please refer to the "Fees, Charges and Deductions" section of this prospectus.
Transaction Charges	None.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.20%(1)	1.30%(1)
	Investment options (Portfolio fees and expenses)	0.57%	1.26%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	None.	None.
(1) Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$1,912	$2,611
	Assumes:	Assumes:
· Investment of $100,000 · 5% annual appreciation · Least expensive Portfolio fees and expenses · No optional benefits · No sales charges · No subsequent Purchase Payments, transfers or withdrawals
·   Investment of $100,000
·   5% annual appreciation
·   Most expensive combination of optional benefits and Portfolio fees and expenses
·   No sales charges
·   No subsequent Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the "Fee Table" section of this prospectus.

Lowest Annual Cost [Dollars]	$ 1,912
Highest Annual Cost [Dollars]	$ 2,611
Lowest Annual Cost Footnotes [Text Block]	Assumes: · Investment of $100,000 · 5% annual appreciation · Least expensive Portfolio fees and expenses · No optional benefits · No sales charges · No subsequent Purchase Payments, transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes:
·   Investment of $100,000
·   5% annual appreciation
·   Most expensive combination of optional benefits and Portfolio fees and expenses
·   No sales charges
·   No subsequent Purchase Payments, transfers or withdrawals

Risks [Table Text Block]

Risks
Risk of Loss	You can lose money by investing in the Annuity.
For more information on the risk of loss, please refer to the "Risk Factors" section of this prospectus.
Not a Short-Term Investment	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the "Risk Factors" section of this prospectus.
Risks Associated with Investment Options	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Index Strategies, each of which has its own unique risks. You should review the investment options before making an investment decision.
For more information on the risks associated with investment options, please refer to the "Risk Factors" section of this prospectus.
Insurance Company Risks	An investment in the Annuity is subject to the risks related to Pruco Life of New Jersey. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Pruco Life of New Jersey. More information about Pruco Life of New Jersey is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.
For more information on the insurance company risks, please refer to the "Risk Factors" section of this prospectus.
Restrictions
Investments
Pruco Life of New Jersey reserves the right to remove or substitute Portfolios as investment options. When investing in an Index Strategy, we reserve the right to change Cap Rates, Participation Rates and Buffers at any time subject to Guaranteed Minimum Rates and minimum Buffer level. Guaranteed Minimum Rates for each Index Strategy and the minimum Buffer level are disclosed in the "Special Terms" section under the definitions of Cap Rates, Participation Rates and Buffer. There is no guarantee that an Index Strategy will be available in the future.
We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.

For more information on investment and transfer restrictions, please refer to "Appendix A", "Index Strategies" and the "Financial Professional Permission To Forward Transaction Instructions" sections of this prospectus.

Optional Benefits	None.
Taxes
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% additional tax for distributions taken prior to age 59 ½.
For more information on tax implications, please refer to the "Tax Considerations" section of this prospectus.
Conflicts of Interest
Investment Professional Compensation	Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on the amount of your investment in the Annuity.
For more information on investment professional compensation, please refer to the "Who Distributes Annuities Offered By Pruco Life of New Jersey?" section of this prospectus.
Exchanges	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.
For more information on exchanges, please refer to the "Who Distributes Annuities Offered By Pruco Life of New Jersey?" section of this prospectus.

Risk [Text Block]	You can lose money by investing in the Annuity.For more information on the risk of loss, please refer to the "Risk Factors" section of this prospectus.The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.For more information on the short-term investment risks, please refer to the "Risk Factors" section of this prospectus.An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Index Strategies, each of which has its own unique risks. You should review the investment options before making an investment decision.For more information on the risks associated with investment options, please refer to the "Risk Factors" section of this prospectus.An investment in the Annuity is subject to the risks related to Pruco Life of New Jersey. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Pruco Life of New Jersey. More information about Pruco Life of New Jersey is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.For more information on the insurance company risks, please refer to the "Risk Factors" section of this prospectus.
Investment Restrictions [Text Block]
Pruco Life of New Jersey reserves the right to remove or substitute Portfolios as investment options. When investing in an Index Strategy, we reserve the right to change Cap Rates, Participation Rates and Buffers at any time subject to Guaranteed Minimum Rates and minimum Buffer level. Guaranteed Minimum Rates for each Index Strategy and the minimum Buffer level are disclosed in the "Special Terms" section under the definitions of Cap Rates, Participation Rates and Buffer. There is no guarantee that an Index Strategy will be available in the future.
We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to "Appendix A", "Index Strategies" and the "Financial Professional Permission To Forward Transaction Instructions" sections of this prospectus.
Optional Benefit Restrictions [Text Block]	None.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% additional tax for distributions taken prior to age 59 ½.For more information on tax implications, please refer to the "Tax Considerations" section of this prospectus.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on the amount of your investment in the Annuity.For more information on investment professional compensation, please refer to the "Who Distributes Annuities Offered By Pruco Life of New Jersey?" section of this prospectus.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.For more information on exchanges, please refer to the "Who Distributes Annuities Offered By Pruco Life of New Jersey?" section of this prospectus.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Annuity. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Annuity, surrender or make withdrawals from the Annuity, or transfer Account Value between investment options, where applicable. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the "Fees, Charges and Deductions" section.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)(1)	7.00%
Transfer Fee	None

(1)	Withdrawal Charges in subsequent years*
	Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
	Less than 1 year old	7.0%
	1 year old or older but not yet 2 years old	7.0%
	2 years old or older but not yet 3 years old	6.0%
	3 years old or older but not yet 4 years old	5.0%
	4 years old or older but not yet 5 years old	4.0%
	5 years old or older but not yet 6 years old	3.0%
	6 years old or older	0.0%
*	The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment). CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn. Purchase Payments are withdrawn on a “first-in, first-out” basis.
The next table describes the maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.

Annual Annuity Expenses	Current	Maximum
Base Contract Expense (as a percentage of the net assets of the Variable Sub-accounts)(1)	1.30% (2)	1.30%
(1)	Mortality & Expense Risk Charge and the Administration Charge.
(2)	For Net Purchase Payments equal to or greater than $1,000,000 the Base Contract Expense will be 1.20%.
The next item shows the maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Annuity. More information about the Portfolios, including their annual expenses, may be found in Appendix A of this prospectus.

Annual Portfolio Expenses
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	Minimum	Maximum
	0.57%	1.26%
Example
This Example is intended to help you compare the cost of investing in the Annuity with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Annuity Expenses, and Annual Portfolio Expenses.
The Example assumes that you invest $100,000 in the annuity contract for the time periods indicated. The Example also assumes that your investment has a 5% return. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,611	$14,018	$17,680	$29,029
If you annuitize your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029
If you do not surrender your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029

	Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$8,912	$11,913	$14,162	$21,967
If you annuitize your annuity at the end of the applicable time period:	$1,912	$5,913	$10,162	$21,967
If you do not surrender your annuity at the end of the applicable time period:	$1,912	$5,913	$10,162	$21,967

Transaction Expenses [Table Text Block]

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)(1)	7.00%
Transfer Fee	None

(1)	Withdrawal Charges in subsequent years*
	Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
	Less than 1 year old	7.0%
	1 year old or older but not yet 2 years old	7.0%
	2 years old or older but not yet 3 years old	6.0%
	3 years old or older but not yet 4 years old	5.0%
	4 years old or older but not yet 5 years old	4.0%
	5 years old or older but not yet 6 years old	3.0%
	6 years old or older	0.0%
*	The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment). CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn. Purchase Payments are withdrawn on a “first-in, first-out” basis.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Base Contract Expense (as a percentage of the net assets of the Variable Sub-accounts)(1)	1.30% (2)	1.30%
(1)	Mortality & Expense Risk Charge and the Administration Charge.
(2)	For Net Purchase Payments equal to or greater than $1,000,000 the Base Contract Expense will be 1.20%.

Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	Mortality & Expense Risk Charge and the Administration Charge.For Net Purchase Payments equal to or greater than $1,000,000 the Base Contract Expense will be 1.20%.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Expenses
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	Minimum	Maximum
	0.57%	1.26%

Portfolio Company Expenses Minimum [Percent]	0.57%
Portfolio Company Expenses Maximum [Percent]	1.26%
Surrender Example [Table Text Block]

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,611	$14,018	$17,680	$29,029
If you annuitize your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029
If you do not surrender your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029

	Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$8,912	$11,913	$14,162	$21,967
If you annuitize your annuity at the end of the applicable time period:	$1,912	$5,913	$10,162	$21,967
If you do not surrender your annuity at the end of the applicable time period:	$1,912	$5,913	$10,162	$21,967

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,611
Surrender Expense, 1 Year, Minimum [Dollars]	8,912
Surrender Expense, 3 Years, Maximum [Dollars]	14,018
Surrender Expense, 3 Years, Minimum [Dollars]	11,913
Surrender Expense, 5 Years, Maximum [Dollars]	17,680
Surrender Expense, 5 Years, Minimum [Dollars]	14,162
Surrender Expense, 10 Years, Maximum [Dollars]	29,029
Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,967
Annuitize Example [Table Text Block]

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,611	$14,018	$17,680	$29,029
If you annuitize your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029
If you do not surrender your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029

	Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$8,912	$11,913	$14,162	$21,967
If you annuitize your annuity at the end of the applicable time period:	$1,912	$5,913	$10,162	$21,967
If you do not surrender your annuity at the end of the applicable time period:	$1,912	$5,913	$10,162	$21,967

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,611
Annuitized Expense, 1 Year, Minimum [Dollars]	1,912
Annuitized Expense, 3 Years, Maximum [Dollars]	8,018
Annuitized Expense, 3 Years, Minimum [Dollars]	5,913
Annuitized Expense, 5 Years, Maximum [Dollars]	13,680
Annuitized Expense, 5 Years, Minimum [Dollars]	10,162
Annuitized Expense, 10 Years, Maximum [Dollars]	29,029
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 21,967
No Surrender Example [Table Text Block]

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$9,611	$14,018	$17,680	$29,029
If you annuitize your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029
If you do not surrender your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029

	Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$8,912	$11,913	$14,162	$21,967
If you annuitize your annuity at the end of the applicable time period:	$1,912	$5,913	$10,162	$21,967
If you do not surrender your annuity at the end of the applicable time period:	$1,912	$5,913	$10,162	$21,967

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,611
No Surrender Expense, 1 Year, Minimum [Dollars]	1,912
No Surrender Expense, 3 Years, Maximum [Dollars]	8,018
No Surrender Expense, 3 Years, Minimum [Dollars]	5,913
No Surrender Expense, 5 Years, Maximum [Dollars]	13,680
No Surrender Expense, 5 Years, Minimum [Dollars]	10,162
No Surrender Expense, 10 Years, Maximum [Dollars]	29,029
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,967
Item 5. Principal Risks [Table Text Block]
RISK FACTORS
Risks of Investing in a Variable Investment Sub-account. You take all the investment risk for amounts allocated to the Sub-accounts, which invests in the Portfolios. If the Sub-account increases in value, then your Account Value goes up; if it decreases in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolio in which your Sub-account invests. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Portfolio, which has its own unique risks.
Insurance Company Risk. No company other than Pruco Life of New Jersey has any legal responsibility to pay amounts that Pruco Life of New Jersey owes under the Annuity. You should look to the financial strength of Pruco Life of New Jersey for its claims-paying ability. Amounts allocated to the Index Strategies are held in a non-registered, non-insulated Separate Account. These assets are subject to the claims of the creditors of Pruco Life of New Jersey and the benefits provided under the Index Strategies are subject to the claims paying ability of Pruco Life of New Jersey. The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax adviser for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Savings Stage or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Surrender Charge, Tax Charge, and/or a charge for any benefits.
Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Death Benefit Risk. While the Annuity provides a Death Benefit, the amount of that benefit may be subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk of Loss – Index Strategies. You take the investment risk for amounts allocated to one or more Index Strategies since the Index Credit is based upon the performance of the associated Index. You bear the risk of the negative Index Return in excess of the Buffer you choose should you stay allocated to the end of the Index Strategy Term. In the case of a multi-year Index Strategy Term, losses are measured over the entire Index Strategy Term from the Index Strategy Start Date to the Index Strategy End Date and may exceed the Buffer levels associated with the Index Strategy.
Risks Associated with a Performance Lock
If a Performance Lock is executed:
• You will no longer participate in Index Strategy performance, positive or negative, for the remainder of the existing Index Strategy Term for the “locked” Index Strategy.
• You will not receive Index Credit on any “locked” Index Strategy on the Index Strategy End Date. As a result, you may receive less than the full Index Credit, or less than the full protection of the Buffer, than you would have received if you waited for us to apply the Index Credit on the Index Strategy End Date.
• We use the Performance Lock Value calculated at the end of the current Valuation Day on the Performance Lock Date to execute your Performance Lock. This means you will not be able to determine in advance your Performance Lock Value, and it may be higher or lower than it was at the point in time you requested a manual Performance Lock, or that your Index Strategy reached its target for an automatic Performance Lock.
• If a Performance Lock is executed when your Performance Lock Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Strategy was not “locked”.
• We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.
Effect of Interim Value. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be more or less than if you had held the Index Strategy for the full Index Strategy Term. It also means that you could have a negative performance, even if the value of the Index has increased at the time of the calculation. All withdrawals from an Index Strategy, including death benefit payments, annuitization and surrenders paid before the Index Strategy End Date will be based on the Interim Value. Withdrawals before an Index Strategy End Date could have adverse impacts even if the value of the Index has increased at the time of the calculation because an early withdrawal will not allow you to participate in the Index Return for the Index Strategy Term with your entire Index Strategy Base. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction may be larger than the dollar amount of your withdrawal even if the value of the Index has increased. See “Impact of Withdrawals” below for additional information.
Impact of Withdrawals. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Index Strategy Base will negatively impact your Interim Value for the remainder of the Index Strategy Term if there is positive performance and will result in a lower Index Credit on the Index Strategy End Date. Once your Index Strategy Base is reduced due to a withdrawal during any Index Strategy Term, it will not increase for the remainder of the Index Strategy Term.
Risks Associated with the Index Strategies and Indices. For more information on the risks associated with the Index Strategies and Indices, please refer to the Index Strategies Prospectus.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Return of Purchase Payments Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.	Standard	0%	The Death Benefit may not be electively terminated. This Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.

Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Equity	MFS® International Growth Portfolio – Service Class♦ Massachusetts Financial Services Company	1.13%	-15.18%	4.24%	6.03%
Fixed Income	MFS® Total Return Bond Series – Service Class♦ Massachusetts Financial Services Company	0.78%	-14.18%	-0.08%	1.13%
Allocation	MFS® Total Return Series – Service Class♦ Massachusetts Financial Services Company	0.86%	-9.84%	4.91%	7.07%
Equity	MFS® Value Series – Service Class♦ Massachusetts Financial Services Company	0.94%	-6.14%	7.08%	10.77%
Fixed Income	PSF PGIM Government Money Market Portfolio - Class III PGIM Fixed Income	0.57%	1.21%	N/A	N/A
♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

C000007244 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio – Service Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
C000007303 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series – Service Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.18%)
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
C000007311 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Series – Service Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(9.84%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	7.07%
C000007315 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Series – Service Class♦
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000219590 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	1.21%
Return of Purchase Payments Death Benefit [Member]
Prospectus:
Item 10. Benefits Available (N-4) [Text Block]
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
The Annuity provides a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If a Contingent Annuitant was designated before an Annuitant’s death and the Annuitant dies, and the Contingent Annuitant is the spouse, then the Contingent Annuitant may choose to become the Annuitant and continue the contract, in which case a Death Benefit will not be paid, or elect to receive the Death Benefit. If a Nonqualified Annuity is owned by an entity (for example, a non-natural person), the Death Benefit is payable upon the first Annuitant’s death. The person upon whose death the Death Benefit is paid is referred to below as the Decedent. A Death Benefit is payable only if your Account Value at the time of the Decedent’s death is greater than zero. Death claims taken from an Index Strategy before the Index Strategy End Date will be based on the Interim Value. See “Interim Value” for more information.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue the Annuity to grantor trusts with more than two grantors. If co-grantors are named, the second grantor may be designated as Joint Annuitant. If a non-Annuitant co-grantor passes away, then the Death Benefit will not be payable.
We determine the amount of the Death Benefit as of the date we receive Due Proof of Death of the Decedent. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus under “Payment of Death Benefits” below.
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the Holding Account. However, between the date of death and the date that we transfer any remaining Death Benefit to the Holding Account, the amount of the Death Benefit is subject to market ups and downs (net of the insurance charge).
COMMON DISASTER -- If an Owner and a Beneficiary die in a common disaster, it must be proved to our satisfaction that the Owner died first and the Beneficiary survived the Owner(s) (or Annuitant if entity owned) by at least 30 days. In this situation, the Death Benefit proceeds will be payable to the Beneficiary’s estate upon our receipt of Due Proof of Death of the Decedent. When there is insufficient evidence to determine the order of death, then, unless prohibited by law, we will deem the Owner to have survived the Beneficiary.
If: (a) the Owner is an entity; (b) no Contingent Annuitant or Joint Annuitant has been designated, we will deem the Annuitant to be the last survivor and pay the proceeds to any remaining Beneficiary, or if none, to any remaining contingent Beneficiary, or if none, to the Owner.
THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
The Annuity provides a Death Benefit called the Return of Purchase Payments Death Benefit and will be attached to your Annuity contract once issued.
The amount of the Death Benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
▪The Return of Purchase Payments Amount, defined below; and
▪The Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:
▪Increased by subsequent Purchase Payments allocated to the Annuity, and
▪Reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal.
The proportional reduction in the Return of Purchase Payments Amount could be less or greater than the actual withdrawal based upon the level of the Account Value. If the Account Value exceeds the Return of Purchase Payments Amount prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would be less than the reduction in the Account Value. If the Return of Purchase Payments Amount exceeds the Account Value prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would exceed the reduction in the Account Value. This is outlined in the below examples.
Example 1:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $118,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 15.25% ($18,000/$118,000)
Return of Purchase Payments Amount after Withdrawal: $84,750 ($100,000 x (1 - 15.25%))

Example 2:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $90,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 20% ($18,000/$90,000)
Return of Purchase Payments Amount after Withdrawal: $80,000 ($100,000 x (1 - 20%))
EXCEPTIONS TO THE RETURN OF PURCHASE PAYMENT AMOUNT: There are certain exceptions to the amount of the Death Benefit under the Return of Purchase Payments Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death.
▪Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment ("Spousal Continuation") subject to our rules and subject to our receipt of Due Proof of Death. The Account Value (which may be based on the Interim Value for amounts held in the Index Strategies) as of the date of Due Proof of Death will be equal to the Death Benefit that would have been payable. Any amount added to the Account Value will be allocated to the Variable Investment Sub-accounts on a proportional basis or to the Holding Account if no Variable Investment Sub-accounts have value. The spouse may transfer to any of the Variable Investment Sub-accounts at any time or to a new Index Strategy on the next Index Anniversary Date. No CDSC will apply to Purchase Payments made prior to the effective date of a spousal continuance. However, any subsequent Purchase Payments applied after the date the continuance is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.
Upon Spousal Continuation, the Account Value is increased to the Return of Purchase Payment Amount, if greater.
Subsequent to Spousal Continuation, the amount of the Death Benefit will be equal to the Account Value on the date we receive Due Proof of Death.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date. However, upon such a spousal continuance, annuity payments would begin immediately. Spousal continuation is only permitted once under the Annuity.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuity owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a Spousal Continuation as described above, upon your death, certain distributions must be made under the Non-Qualified Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the Decedent’s death before the Annuity Date, the Death Benefit must be distributed:
▪within five (5) years of the date of death (the “five-year deadline”); or
▪as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
▪If the Beneficiary is the surviving spouse of the Owner, the spouse may elect to continue the Annuity.
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed as a lump sum payment.
The Owner may elect the method of payment to each Beneficiary, subject to our then current rules, prior to the date of death of the Decedent. When no such election is made as to a specific Beneficiary, such Beneficiary must elect the method of payment within 60 days of the date we receive all required documentation in Good Order in order to pay the Death Benefit to that Beneficiary. If no election is made within 60 days, the default will be distribution within five years of the date of death of the Decedent as noted in (a) above. If the Beneficiary is the surviving spouse of the owner, the spouse may elect to continue the Annuity under (c) above.
The Owner may elect to have any amount of the proceeds due to a Beneficiary applied under any of the Annuity Options described in the “Annuity Options” section, or any other option we then make available. If you make such an election, a Beneficiary may not alter such an election. However, if you have not previously made such an election, a Beneficiary may make such an election as to the proceeds due that Beneficiary. The Beneficiary will be the “measuring life” for determining the amount of any annuity payments dependent on the continuation of life. We may require evidence satisfactory to us of the age of the measuring life prior to commencement of any annuity payments.
In the event of death on or after the Annuity Date, we distribute any payments due subsequent to an Owner’s or Annuitant’s death at least as rapidly as under the method of distribution in effect as of the date of such Owner’s or Annuitant’s death.
Alternative Death Benefit Payment Options – Annuity Held by Tax-Favored Plans
Upon your death under an IRA or Roth IRA, any remaining interest must be distributed in accordance with federal income tax requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), and further clarified by the associated income tax regulations. The accompanying proposed regulations are generally effective starting January 1, 2023 and we reserve our right to implement any final regulations addressing these requirements in the future. The post-death distribution requirements under prior law continue to apply in certain circumstances.
•If you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated Beneficiary is an “eligible designated Beneficiary” (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee or IRA owner. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if you die on or after the required beginning date, then annual distributions will be required from the Annuity during the 10-year period. If the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death (i.e., a new 10-year distribution period begins).
Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed with 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the IRA Owner was alive could continue to be made under that method after the death of the IRA owner. However, under the new law, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the new post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your Beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). You may wish to consult a professional tax advisor about the federal income tax consequences of your Beneficiary designations.
In addition, the new post-death distribution requirements generally do not apply if the IRA Owner died prior to January 1, 2020. However, if the designated Beneficiary of the deceased IRA Owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated Beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated Beneficiary of an IRA Owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated Beneficiary of an IRA Owner who died prior to 2020.
•Spousal continuation. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA subject to specific limits under the proposed regulations. The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	The Death Benefit may not be electively terminated. This Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Operation of Benefit [Text Block]
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
The Annuity provides a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If a Contingent Annuitant was designated before an Annuitant’s death and the Annuitant dies, and the Contingent Annuitant is the spouse, then the Contingent Annuitant may choose to become the Annuitant and continue the contract, in which case a Death Benefit will not be paid, or elect to receive the Death Benefit. If a Nonqualified Annuity is owned by an entity (for example, a non-natural person), the Death Benefit is payable upon the first Annuitant’s death. The person upon whose death the Death Benefit is paid is referred to below as the Decedent. A Death Benefit is payable only if your Account Value at the time of the Decedent’s death is greater than zero. Death claims taken from an Index Strategy before the Index Strategy End Date will be based on the Interim Value. See “Interim Value” for more information.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue the Annuity to grantor trusts with more than two grantors. If co-grantors are named, the second grantor may be designated as Joint Annuitant. If a non-Annuitant co-grantor passes away, then the Death Benefit will not be payable.
We determine the amount of the Death Benefit as of the date we receive Due Proof of Death of the Decedent. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus under “Payment of Death Benefits” below.
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the Holding Account. However, between the date of death and the date that we transfer any remaining Death Benefit to the Holding Account, the amount of the Death Benefit is subject to market ups and downs (net of the insurance charge).
COMMON DISASTER -- If an Owner and a Beneficiary die in a common disaster, it must be proved to our satisfaction that the Owner died first and the Beneficiary survived the Owner(s) (or Annuitant if entity owned) by at least 30 days. In this situation, the Death Benefit proceeds will be payable to the Beneficiary’s estate upon our receipt of Due Proof of Death of the Decedent. When there is insufficient evidence to determine the order of death, then, unless prohibited by law, we will deem the Owner to have survived the Beneficiary.
If: (a) the Owner is an entity; (b) no Contingent Annuitant or Joint Annuitant has been designated, we will deem the Annuitant to be the last survivor and pay the proceeds to any remaining Beneficiary, or if none, to any remaining contingent Beneficiary, or if none, to the Owner.
EXCEPTIONS TO THE RETURN OF PURCHASE PAYMENT AMOUNT: There are certain exceptions to the amount of the Death Benefit under the Return of Purchase Payments Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death.
▪Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment ("Spousal Continuation") subject to our rules and subject to our receipt of Due Proof of Death. The Account Value (which may be based on the Interim Value for amounts held in the Index Strategies) as of the date of Due Proof of Death will be equal to the Death Benefit that would have been payable. Any amount added to the Account Value will be allocated to the Variable Investment Sub-accounts on a proportional basis or to the Holding Account if no Variable Investment Sub-accounts have value. The spouse may transfer to any of the Variable Investment Sub-accounts at any time or to a new Index Strategy on the next Index Anniversary Date. No CDSC will apply to Purchase Payments made prior to the effective date of a spousal continuance. However, any subsequent Purchase Payments applied after the date the continuance is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.
Upon Spousal Continuation, the Account Value is increased to the Return of Purchase Payment Amount, if greater.
Subsequent to Spousal Continuation, the amount of the Death Benefit will be equal to the Account Value on the date we receive Due Proof of Death.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date. However, upon such a spousal continuance, annuity payments would begin immediately. Spousal continuation is only permitted once under the Annuity.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuity owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a Spousal Continuation as described above, upon your death, certain distributions must be made under the Non-Qualified Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the Decedent’s death before the Annuity Date, the Death Benefit must be distributed:
▪within five (5) years of the date of death (the “five-year deadline”); or
▪as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
▪If the Beneficiary is the surviving spouse of the Owner, the spouse may elect to continue the Annuity.
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed as a lump sum payment.
The Owner may elect the method of payment to each Beneficiary, subject to our then current rules, prior to the date of death of the Decedent. When no such election is made as to a specific Beneficiary, such Beneficiary must elect the method of payment within 60 days of the date we receive all required documentation in Good Order in order to pay the Death Benefit to that Beneficiary. If no election is made within 60 days, the default will be distribution within five years of the date of death of the Decedent as noted in (a) above. If the Beneficiary is the surviving spouse of the owner, the spouse may elect to continue the Annuity under (c) above.
The Owner may elect to have any amount of the proceeds due to a Beneficiary applied under any of the Annuity Options described in the “Annuity Options” section, or any other option we then make available. If you make such an election, a Beneficiary may not alter such an election. However, if you have not previously made such an election, a Beneficiary may make such an election as to the proceeds due that Beneficiary. The Beneficiary will be the “measuring life” for determining the amount of any annuity payments dependent on the continuation of life. We may require evidence satisfactory to us of the age of the measuring life prior to commencement of any annuity payments.
In the event of death on or after the Annuity Date, we distribute any payments due subsequent to an Owner’s or Annuitant’s death at least as rapidly as under the method of distribution in effect as of the date of such Owner’s or Annuitant’s death.
Alternative Death Benefit Payment Options – Annuity Held by Tax-Favored Plans
Upon your death under an IRA or Roth IRA, any remaining interest must be distributed in accordance with federal income tax requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), and further clarified by the associated income tax regulations. The accompanying proposed regulations are generally effective starting January 1, 2023 and we reserve our right to implement any final regulations addressing these requirements in the future. The post-death distribution requirements under prior law continue to apply in certain circumstances.
•If you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated Beneficiary is an “eligible designated Beneficiary” (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee or IRA owner. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if you die on or after the required beginning date, then annual distributions will be required from the Annuity during the 10-year period. If the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death (i.e., a new 10-year distribution period begins).
Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed with 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the IRA Owner was alive could continue to be made under that method after the death of the IRA owner. However, under the new law, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the new post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your Beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). You may wish to consult a professional tax advisor about the federal income tax consequences of your Beneficiary designations.
In addition, the new post-death distribution requirements generally do not apply if the IRA Owner died prior to January 1, 2020. However, if the designated Beneficiary of the deceased IRA Owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated Beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated Beneficiary of an IRA Owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated Beneficiary of an IRA Owner who died prior to 2020.
•Spousal continuation. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA subject to specific limits under the proposed regulations. The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Calculation Method of Benefit [Text Block]
THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
The Annuity provides a Death Benefit called the Return of Purchase Payments Death Benefit and will be attached to your Annuity contract once issued.
The amount of the Death Benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
▪The Return of Purchase Payments Amount, defined below; and
▪The Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:
▪Increased by subsequent Purchase Payments allocated to the Annuity, and
▪Reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal.
The proportional reduction in the Return of Purchase Payments Amount could be less or greater than the actual withdrawal based upon the level of the Account Value. If the Account Value exceeds the Return of Purchase Payments Amount prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would be less than the reduction in the Account Value. If the Return of Purchase Payments Amount exceeds the Account Value prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would exceed the reduction in the Account Value. This is outlined in the below examples.
Example 1:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $118,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 15.25% ($18,000/$118,000)
Return of Purchase Payments Amount after Withdrawal: $84,750 ($100,000 x (1 - 15.25%))

Example 2:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $90,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 20% ($18,000/$90,000)
Return of Purchase Payments Amount after Withdrawal: $80,000 ($100,000 x (1 - 20%))